Revenues (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues
	Three Months Ended March 31,
	2021	2020
Turnover
Web-based	$231,332,159	$92,376,106
Land-based	11,825,830	23,602,084
Total Turnover	243,157,989	115,978,190

Winnings/Payouts
Web-based	215,598,415	86,095,623
Land-based	10,164,937	18,191,402
Total Winnings/payouts	225,763,352	104,287,025

Gross Gaming Revenues
Web-based	15,733,744	6,280,483
Land-based	1,660,893	5,410,682
Gross Gaming Revenues	$17,394,637	$11,691,165

Less: ADM Gaming Taxes	(3,329,038)	(1,530,795)
Net Gaming Revenues	$14,065,599	$10,160,370

Betting platform software and services	91,729	9,804
Revenue	$14,157,328	$10,170,174